Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Distributions Paid [Table Text Block]
The following table lists the distributions paid to NRG during the year ended December 31, 2015:

	Fourth Quarter 2015	Third Quarter 2015	Second Quarter 2015	First Quarter 2015
Distributions per Class B unit	$0.215	$0.21	$0.20	$0.39
Distributions per Class D unit	$0.215	$0.21	$0.20	N/A

Schedule of Dividends Paid [Table Text Block]
The following table lists the dividends paid on the Company's Class A and Class C common stock during the year ended December 31, 2015:

	Fourth Quarter 2015	Third Quarter 2015	Second Quarter 2015	First Quarter 2015
Dividends per Class A share	$0.215	$0.21	$0.20	$0.39
Dividends per Class C share	$0.215	$0.21	$0.20	N/A